Notes to Consolidated Statements of Cash flows - Summary of Cash And Cash Equivalents (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Note to Consolidated Statements of Cash flows [Abstract]
Cash at bank	¥ 29,903,846	¥ 39,695,914	¥ 43,939,270	¥ 34,768,988
Less: Time deposits with original maturities of more than 3 months	(18,108,539)	(21,122,482)	(14,346,731)
Add: Provision for impairment losses	3,128	3,793	2,115
Cash and cash equivalents at the end of the year	¥ 11,798,435	¥ 18,577,225	¥ 29,594,654		¥ 26,522,110